LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202
May 1, 2023
VIA EDGAR TRANSMISSION
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the series listed in Appendix A below, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N‑1A effective April 30, 2023 and filed on April 26, 2023.
If you have any questions or require further information, please contact Josh Hinderliter at (513) 493-5880 or josh.hinderliter@usbank.com.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Assistant Secretary

Appendix A

Roundhill Video Games ETF
Roundhill Sports Betting & iGaming ETF
Roundhill Ball Metaverse ETF
Roundhill IO Digital Infrastructure ETF
Roundhill MEME ETF
Roundhill Cannabis ETF